TRADE AND BILLS RECEIVABLES (Schedule of Impairment) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Expected credit loss rate	20.00%	20.00%		26.00%
Gross carrying amount		¥ 83,314		¥ 68,641
Impairment allowances	$ 2,918	¥ 19,550		¥ 17,614
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	10.00%	10.00%		6.00%
Gross carrying amount		¥ 42,479		¥ 16,311
Impairment allowances	$ 360	¥ 2,412		¥ 955
Not Later Than One Year To Twoyears [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	10.00%	10.00%		26.00%
Gross carrying amount		¥ 4,186		¥ 6,865
Impairment allowances	$ 67	¥ 446		¥ 1,759
Not Later Than Two Years To Threeyears [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	10.00%	10.00%		13.00%
Gross carrying amount		¥ 12,412		¥ 14,712
Impairment allowances	$ 235	¥ 1,577	[1]	¥ 1,916	[1]
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	60.00%	60.00%		48.00%
Gross carrying amount		¥ 23,906		¥ 27,083
Impairment allowances	$ 2,256	15,115	[2]	12,984	[2]
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		¥ 331		¥ 3,670

[1]	The impairment allowances included CNY221 and CNY211 as of December 31, 2021 and June 30, 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[2]	The impairment allowances included an amount of CNY4,646 and CNY4,588 as of December 31, 2021 and June 30, 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.